INTANGIBLE ASSETS - BREAKDOWN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Additions	$ 3,012	$ (44,023)
Disposals	29	51
Transfers	0	0
Reclassifications between intangible and PP & E	0	12,572
Translation differences	(7,375)	(22,904)
Hyperinflation Adjustments	2,635	1,008
Intangible assets other than goodwill	104,886	106,643
Intangible assets other than goodwill	106,643	106,643
Cost
Disclosure of detailed information about intangible assets [line items]
Additions	63,082	2,958
Disposals	13,275	10,492
Transfers	0	10,431
Reclassifications between intangible and PP & E	0	12,572
Translation differences	(33,496)	(57,166)
Hyperinflation Adjustments	5,383	4,733
Intangible assets other than goodwill	513,286	491,592
Intangible assets other than goodwill	491,592	528,556
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions	(60,069)	(46,981)
Disposals	(13,246)	(10,441)
Transfers	0	(10,431)
Reclassifications between intangible and PP & E	0	0
Translation differences	24,192	36,378
Hyperinflation Adjustments	(2,748)	(3,725)
Intangible assets other than goodwill	(385,292)	(359,913)
Intangible assets other than goodwill	(359,913)	(345,594)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Additions	0	0
Disposals	0	0
Transfers	0	0
Reclassifications between intangible and PP & E	0	0
Translation differences	1,929	(2,116)
Hyperinflation Adjustments	0	0
Intangible assets other than goodwill	(23,108)	(25,037)
Intangible assets other than goodwill	(25,037)	(22,921)
Development | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	551	99
Disposals	94	0
Transfers	(1,216)	403
Reclassifications between intangible and PP & E	0	0
Translation differences	(260)	(28)
Hyperinflation Adjustments	269	174
Intangible assets other than goodwill	2,351	3,101
Intangible assets other than goodwill	3,101	2,453
Development | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions	(161)	(165)
Disposals	(94)	0
Transfers	0	(400)
Reclassifications between intangible and PP & E	0	0
Translation differences	216	59
Hyperinflation Adjustments	(267)	(172)
Intangible assets other than goodwill	(1,453)	(1,335)
Intangible assets other than goodwill	(1,335)	(657)
Customer base | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	0	0
Disposals	30	622
Transfers	21,534	639
Reclassifications between intangible and PP & E	0	0
Translation differences	(17,886)	(22,656)
Hyperinflation Adjustments	2,122	3,029
Intangible assets other than goodwill	249,081	243,341
Intangible assets other than goodwill	243,341	262,951
Customer base | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions	(21,970)	(19,848)
Disposals	(30)	(720)
Transfers	(14,315)	(630)
Reclassifications between intangible and PP & E	0	0
Translation differences	11,672	15,695
Hyperinflation Adjustments	(770)	(2,497)
Intangible assets other than goodwill	(197,358)	(172,005)
Intangible assets other than goodwill	(172,005)	(165,445)
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	62,137	2,859
Disposals	11,249	9,748
Transfers	1,413	8,327
Reclassifications between intangible and PP & E	0	12,572
Translation differences	(12,138)	(28,647)
Hyperinflation Adjustments	2,726	1,349
Intangible assets other than goodwill	231,006	188,117
Intangible assets other than goodwill	188,117	201,405
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions	(36,529)	(23,405)
Disposals	(11,249)	(9,721)
Transfers	44	(9,966)
Reclassifications between intangible and PP & E	0	0
Translation differences	10,259	18,228
Hyperinflation Adjustments	(1,445)	(833)
Intangible assets other than goodwill	(157,280)	(140,858)
Intangible assets other than goodwill	(140,858)	(134,603)
Other intangible assets [member] | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	0	0
Disposals	1,873	97
Transfers	(21,508)	1,062
Reclassifications between intangible and PP & E	0	0
Translation differences	(3,206)	(5,835)
Hyperinflation Adjustments	266	181
Intangible assets other than goodwill	30,637	56,958
Intangible assets other than goodwill	56,958	61,647
Other intangible assets [member] | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions	(1,409)	(3,563)
Disposals	(1,873)	0
Transfers	14,271	565
Reclassifications between intangible and PP & E	0	0
Translation differences	2,045	2,396
Hyperinflation Adjustments	(266)	(223)
Intangible assets other than goodwill	(29,201)	(45,715)
Intangible assets other than goodwill	(45,715)	(44,890)
Work in progress | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	394	0
Disposals	29	25
Transfers	(223)	0
Reclassifications between intangible and PP & E	0	0
Translation differences	(6)	0
Hyperinflation Adjustments	0	0
Intangible assets other than goodwill	211	75
Intangible assets other than goodwill	$ 75	$ 100